Document And Entity Information	Jul. 31, 2024
Document Information [Line Items]
Entity, Registrant Name	THE CORETEC GROUP INC.
Document, Type	8-K
Document, Period End Date	Jul. 31, 2024
Entity, Incorporation, State or Country Code	OK
Entity, File Number	000-54697
Entity, Tax Identification Number	73-1479206
Entity, Address, Address Line One	333 Jackson Plaza
Entity, Address, Address Line Two	STE 460
Entity, Address, City or Town	Ann Arbor
Entity, Address, State or Province	MI
Entity, Address, Postal Zip Code	48103
City Area Code	866
Local Phone Number	916-0833
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001375195